SEGMENT AND GEOGRAPHIC AREA INFORMATION (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 450,634	$ 4,466,233	$ 5,868,725
Percentage of revenue on the consolidated revenue	100.00%	100.00%	100.00%
Assets	$ 5,635,075	$ 8,368,970	$ 10,752,765	¥ 50
Percentage of value of the assets on the consolidated assets	100.00%	100.00%	100.00%
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 434,371	$ 4,446,764	$ 5,868,725
Percentage of revenue on the consolidated revenue	96.00%	100.00%	100.00%
PRC and Others
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Assets	$ 1,202,347	$ 5,293,516	$ 10,752,749
Percentage of value of the assets on the consolidated assets	21.00%	63.00%	100.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 16,263	$ 19,469
Percentage of revenue on the consolidated revenue	4.00%
Assets	$ 4,432,728	$ 3,075,454	$ 16
Percentage of value of the assets on the consolidated assets	79.00%	37.00%
Real estate agent service income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 434,371	$ 4,408,018	$ 5,765,585
Percentage of revenue on the consolidated revenue	96.00%	99.00%	98.00%
Rental management income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 16,263	$ 19,469
Percentage of revenue on the consolidated revenue	4.00%
Other income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue		$ 38,746	$ 103,140
Percentage of revenue on the consolidated revenue		1.00%	2.00%